Share Based Payment	6 Months Ended
Dec. 31, 2022
Share Based Payment [Abstract]
Share based payment

Note 17. Share based payment

As of December 31, 2022, Moolec had the following shared-based payment arrangements:

Share option plan for executives and senior management: Group 1 granted up to 909,000 underlying ordinary shares. The options have an exercise price of £0.74 and expire in December 2030 (except one case in June 2031). Group 2 granted up to 544,000 underlying ordinary shares. The options have an exercise price of the higher of £0.74 or the valuation of a Share achieved at the next equity funding round following the date of this Agreement, subject to a 20% Discount and expires in December 2030.

The fair value is defined as the actuarial expected value of the future benefits under the Plan calculated at the date in which benefits are granted and it is estimated using the option valuation method known as ‘binomial trees’. The estimate considers the effects of rotation, the vesting schedule and the possible dilutive effect of the future exercise of options.

Factor	Group 1	Group 2
Fair value of shares	$1.00	$1.00
Exercise price	$1.00	higher of $1.00; and 80% of valuation of a share achieved at the next equity funding.
Expected volatility	70%	70%
Dividend rate	—	—
Reference risk-free interest rate	3.00%	3.00%
Plan duration	10.00	10.00
Fair value of stock options at measurement date	0.67	0.18

There are no market-related performance conditions or non-vesting conditions that should be considered for determining the fair value of options.

Moolec estimates an expected rotation of 2.00% annually at constant value, taking into account historical patterns of executives maintaining their jobs and the probability of exercising the options. This estimate is reviewed at the end of each annual or interim period.

The following table shows the amount and exercise price and the movements of the stock options of executives and managers of the Group for the period ended December 31, 2022.

December 31, 2022
	Group 1		Group 2
	Number of options	Exercise price	Number of options	Exercise price
At the beginning	909,000	£0.74	544,000	Higher of $1.00; and 80% of valuation of a share achieved at the next equity funding
Granted during the period	—	—	—	—
Annulled during the period	—	—	—	—
Exercised during the period	—	—	—	—
Expired during the period	—	—	—	—
At the ending	909,000	£0.74	544,000	Higher of $1.00; and 80% of valuation of a share achieved at the next equity funding

The charge of the plans based on options recognized during the period was $77,279.